UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2016

WESTERN ASSET

MUNICIPAL DEFINED OPPORTUNITY TRUST INC. (MTT)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high current income exempt from federal income tax* and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

As a fundamental policy, the Fund seeks to achieve its primary investment objective by investing, under normal market conditions, at least 80% of its net assets in investment grade municipal securities, the interest on which is exempt from federal income tax.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2016

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal Defined Opportunity Trust Inc.

Investment commentary

Economic review

The pace of U.S. economic activity moderated during the six months ended May 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s final reading for first quarter 2016 GDP growth — released after the reporting period ended — was 1.1%. This further slowdown was attributed to a number of factors, including a deceleration in PCE, a larger decrease in nonresidential fixed investment and a downturn in federal government spending.

Job growth in the U.S. was generally solid and was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.0%, as reported by the U.S. Department of Labor. By May 2016, unemployment was 4.7%, its lowest level since December 2007.

Western Asset Municipal Defined Opportunity Trust Inc.	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, and June 15, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended May 31, 2016?

A. Both short-term and long-term Treasury yields declined during the reporting period. When the period began, the yield on the two-year Treasury note was 0.94%. Its low for the period was 0.64% on February 11, 2016, and it peaked at 1.09% on December 29, 2015. The yield on the two-year Treasury note ended the period at 0.87%. The yield on the ten-year Treasury note began the period at 2.21%. Its peak of 2.32% occurred on December 29, 2015, and its low of 1.63% was on February 11, 2016. The yield on the ten-year Treasury note ended the period at 1.84%.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended May 31, 2016, as the Barclays Municipal Bond Indexiv and the Barclays U.S. Aggregate Indexv returned 3.42% and 3.12%, respectively. The municipal bond market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended May 31, 2016, Western Asset Municipal Defined Opportunity Trust Inc. returned 2.38% based on its net asset value (“NAV”)vi and 6.50% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned 3.42% for the same period. The Lipper General and Insured Municipal Debt (Unleveraged) Closed-End Funds Category Averagevii returned 4.35% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.54 per share. As of May 31, 2016, the Fund estimates that all of the distributions were

IV	Western Asset Municipal Defined Opportunity Trust Inc.

sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2016. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2016 (unaudited)
Price Per Share	6-Month Total Return**
$22.58 (NAV)	2.38	%†
$24.82 (Market Price)	6.50	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “MTT” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMTTX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2016

RISKS: The Fund’s investments are subject to credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the fixed-income

*	This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

Western Asset Municipal Defined Opportunity Trust Inc.	V

Investment commentary (cont’d)

securities held by the Fund. The Fund may invest in lower-rated high-yield bonds, known as “junk bonds,” which are subject to greater credit risk (risk of default) than higher-rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may invest up to 10% of its assets in securities that have the economic effects of leverage which can increase the risk and volatility of the Fund. Shares of closed-end exchange-traded funds may trade at a discount or premium to their original offering price and often trade at a discount to their NAV.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

VI	Western Asset Municipal Defined Opportunity Trust Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2016 and November 30, 2015 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at anytime.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — May 31, 2016

Total Spread Duration
MTT	— 4.00 years
Benchmark	— 5.68 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

2	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2016

Total Effective Duration
MTT	— 3.91 years
Benchmark	— 5.81 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2016

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.0%
Alabama — 2.6%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien	0.000%	10/1/50	$9,470,000	$7,156,006	(a)
Arizona — 3.4%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	390,303	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,781,632
Total Arizona				9,171,935
California — 3.4%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,851,470	(b)(c)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	795,000	877,990
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,113,260
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,646,680
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	750,000	817,125
Total California				9,306,525
Colorado — 2.8%
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	7,516,320
Florida — 3.9%
Citizens Property Insurance Corp., FL, Revenue, Senior Secured, High Act	6.000%	6/1/17	6,900,000	7,255,419
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	5.625%	6/1/26	275,000	278,036	(b)
Tuscan Isle Champions Gate Project	6.000%	6/1/30	150,000	152,024	(b)
Tuscan Isle Obligated Group	7.000%	6/1/35	250,000	268,440	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	600,000	702,306
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,168,530	(d)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	250,000	263,002	(b)(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	6.250%	6/1/23	500,000	532,260
Total Florida				10,620,017
Georgia — 7.3%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,000,000	5,838,100	(d)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,833,727	(d)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,250,190
Total Georgia				19,922,017

See Notes to Financial Statements.

4	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 2.5%
Chicago, IL, GO	5.500%	1/1/30	$1,685,000	$1,718,380
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,071,540
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	2,000,000	2,307,040
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	500,000	592,335	(e)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,062,960
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	1,000,000	168,760
Total Illinois				6,921,015
Indiana — 7.0%
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	9,037,280	(d)
Indiana State Finance Authority Revenue, I-69 Development Partners LLC	5.000%	9/1/46	1,000,000	1,080,520	(c)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	9,105,920	(d)
Total Indiana				19,223,720
Louisiana — 4.0%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	10,000,000	10,986,500
Maryland — 4.1%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,494,113
Maryland State Health & Higher EFA Revenue, Washington County Hospital Issue	5.750%	1/1/38	9,000,000	9,695,520	(d)
Total Maryland				11,189,633
Massachusetts — 0.8%
Massachusetts State Water Resources Authority Revenue, Green Bond	5.000%	8/1/35	1,850,000	2,302,140
Michigan — 12.3%
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	3,000,000	3,389,250
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,613,715	(b)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	6,000,000	6,452,820
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	407,071
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	410,000	473,193
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	9,000,000	9,843,660	(d)(f)

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2016

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	$2,000,000	$2,280,440
William Beaumont Hospital	8.250%	9/1/39	8,000,000	9,317,120	(d)
Total Michigan				33,777,269
New Jersey — 5.1%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	852,105	(c)
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	1,250,000	1,322,312	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	11,899,700	(d)
Total New Jersey				14,074,117
New York — 6.2%
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	3,204,925
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	648,370	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/51	1,000,000	1,168,120
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	2,500,000	2,852,650	(c)(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	9,089,499
Total New York				16,963,564
North Carolina — 0.2%
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	12/31/37	500,000	556,225	(c)
Ohio — 4.7%
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.700%	8/1/20	2,500,000	2,768,275
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,000,000	10,000,000	(a)(g)
Total Ohio				12,768,275
Pennsylvania — 4.5%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,187,670
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	11,234,000
Total Pennsylvania				12,421,670
Rhode Island — 4.1%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	11,247,600

See Notes to Financial Statements.

6	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 3.0%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	$8,000,000	$8,085,760
Texas — 10.6%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/41	500,000	593,095	(e)
Brazos River, TX, Harbor Navigation District Revenue, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	11,033,900	(c)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,347,790
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	250,000	264,610	(b)(c)
North Texas Tollway Authority Revenue	5.000%	1/1/33	400,000	481,676	(e)
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,200,000	10,979,892	(d)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,666,215
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	577,745	(c)
Total Texas				28,944,923
U.S. Virgin Islands — 2.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	5,000,000	5,739,850
Virginia — 0.8%
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	2,066,136	(c)
Washington — 0.4%
Washington State HFC Revenue:
Heron’s Key	5.500%	1/1/24	500,000	508,350	(b)
Heron’s Key	6.000%	7/1/25	675,000	701,271	(b)
Total Washington				1,209,621
Wisconsin — 4.2%
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	11,491,700	(d)
Total Investments before Short-Term Investments (Cost — $233,587,115)				273,662,538
Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
Illinois — 0.1%
Chicago, IL, Midway Airport Revenue, LOC-Wells Fargo Bank N.A.	0.420%	1/1/35	100,000	100,000	(c)(h)(i)
New York — 0.0%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.570%	11/1/22	100,000	100,000	(h)(i)

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2016

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.0%
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.350%	2/1/26	$100,000	$100,000	(h)(i)
Total Municipal Bonds (Cost — $300,000)				300,000

			Shares
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $32,255)	0.239%		32,255	32,255
Total Short-Term Investments (Cost — $332,255)				332,255
Total Investments — 100.1% (Cost — $233,919,370#)				273,994,793
Liabilities in Excess of Other Assets — (0.1)%				(266,728)
Total Net Assets — 100.0%				$273,728,065

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— Government Obligations
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

8	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2016

Assets:
Investments, at value (Cost — $233,919,370)	$273,994,793
Interest receivable	4,406,789
Receivable for securities sold	20,000
Prepaid expenses	17,227
Total Assets	278,438,809

Liabilities:
Payable for securities purchased	4,509,279
Investment management fee payable	139,269
Payable to broker — variation margin on open futures contracts	7,125
Directors’ fees payable	3,330
Accrued expenses	51,741
Total Liabilities	4,710,744
Total Net Assets	$273,728,065

Net Assets:
Par value ($0.001 par value; 12,122,160 shares issued and outstanding; 100,000,000 shares authorized)	$12,122
Paid-in capital in excess of par value	231,676,611
Undistributed net investment income	2,074,046
Accumulated net realized loss on investments and futures contracts	(104,153)
Net unrealized appreciation on investments and futures contracts	40,069,439
Total Net Assets	$273,728,065

Shares Outstanding	12,122,160

Net Asset Value	$22.58

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended May 31, 2016

Investment Income:
Interest	$7,417,876

Expenses:
Investment management fee (Note 2)	822,481
Directors’ fees	37,319
Transfer agent fees	25,271
Audit and tax fees	21,555
Legal fees	16,192
Fund accounting fees	13,732
Shareholder reports	11,267
Stock exchange listing fees	10,679
Insurance	2,492
Custody fees	775
Miscellaneous expenses	5,427
Total Expenses	967,190
Net Investment Income	6,450,686

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	600,967
Futures contracts	(148,989)
Net Realized Gain	451,978
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(482,545)
Futures contracts	2,699
Change in Net Unrealized Appreciation (Depreciation)	(479,846)
Net Loss on Investments and Futures Contracts	(27,868)
Increase in Net Assets From Operations	$6,422,818

See Notes to Financial Statements.

10	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2016 (unaudited) and the Year Ended November 30, 2015	2016	2015

Operations:
Net investment income	$6,450,686	$13,415,322
Net realized gain (loss)	451,978	(356,380)
Change in net unrealized appreciation (depreciation)	(479,846)	(4,571,698)
Increase in Net Assets From Operations	6,422,818	8,487,244

Distributions to Shareholders From (Note 1):
Net investment income	(6,565,161)	(12,186,132)
Decrease in Net Assets From Distributions to Shareholders	(6,565,161)	(12,186,132)

Fund Share Transactions:
Reinvestment of distributions (16,047 and 31,412 shares issued, respectively)	362,740	715,651
Increase in Net Assets From Fund Share Transactions	362,740	715,651
Increase (Decrease) in Net Assets	220,397	(2,983,237)

Net Assets:
Beginning of period	273,507,668	276,490,905
End of period*	$273,728,065	$273,507,668
*Includesundistributed net investment income of:	$2,074,046	$2,188,521

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	11

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2016[1,2]		2015[2]	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of period	$22.59		$22.90	$21.78	$23.49	$21.39	$20.90

Income (loss) from operations:
Net investment income	0.53		1.11	1.08	1.08	1.08	1.08
Net realized and unrealized gain (loss)	(0.00)	[3]	(0.41)	1.05	(1.78)	2.03	0.42
Total income (loss) from operations	0.53		0.70	2.13	(0.70)	3.11	1.50

Less distributions from:
Net investment income	(0.54)	[4]	(1.01)	(1.01)	(1.01)	(1.01)	(1.01)
Total distributions	(0.54)		(1.01)	(1.01)	(1.01)	(1.01)	(1.01)

Net asset value, end of period	$22.58		$22.59	$22.90	$21.78	$23.49	$21.39

Market price, end of period	$24.82		$23.87	$23.07	$20.86	$24.75	$21.62
Total return, based on NAV[5,6]	2.38%		3.11%	9.96%	(3.04)%	14.83%	7.52%
Total return, based on Market Price[7]	6.50%		8.15%	15.72%	(11.77)%	19.69%	9.04%

Net assets, end of period (000s)	$273,728		$273,508	$276,491	$262,743	$283,110	$256,638

Ratios to average net assets:
Gross expenses	0.71%[8]		0.70%	0.70%	0.69%	0.68%	0.71%
Net expenses	0.71	[8]	0.70	0.70	0.69	0.68	0.71
Net investment income	4.71	[8]	4.87	4.79	4.79	4.77	5.18

Portfolio turnover rate	3%		2%	6%	3%	1%	8%

[1]	For the six months ended May 31, 2016 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested at NAV. Prior to January 1, 2012, the total return calculation assumed the reinvestment of all distributions in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

See Notes to Financial Statements.

12	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$273,662,538	—	$273,662,538
Short-term investments†:
Municipal bonds	—	300,000	—	300,000
Money market funds	$32,255	—	—	32,255
Total investments	$32,255	$273,962,538	—	$273,994,793

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$5,984	—	—	$5,984

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distribution may be from net investment income, return of capital or a combination of both. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

16	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including assets financed through the creation of tender option bond trusts) minus the sum of accrued liabilities (other than Fund liabilities representing financial leverage).

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2016, such purchase and sale transactions were $14,201,956 and $10,302,058, respectively.

3. Investments

During the six months ended May 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$10,709,060
Sales	6,926,262

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,821,769
Gross unrealized depreciation	(2,746,346)
Net unrealized appreciation	$40,075,423

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	19	9/16	$3,096,954	$3,102,938	$(5,984)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2016.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$5,984

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(148,989)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,699

During the six months ended May 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$2,612,554

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at May 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$7,125	$(7,125)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the Schedule of Investments for securities pledged as collateral.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

18	Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report

6. Distributions subsequent to May 31, 2016

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/17/2016	6/24/2016	$0.0840
7/22/2016	7/29/2016	$0.0840
8/19/2016	8/26/2016	$0.0840

7. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2016, the Fund did not repurchase any shares.

8. Capital loss carryforward

As of November 30, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
11/30/2018	$(3,093,386)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

Western Asset Municipal Defined Opportunity Trust Inc. 2016 Semi-Annual Report	19

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal Defined Opportunity Trust Inc. was held on March 24, 2016 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	11,348,625	135,220
Daniel P. Cronin	11,334,310	149,535
Eileen A. Kamerick	11,354,100	129,745
Jane E. Trust	11,335,584	148,261

At May 31, 2016, in addition to Carol L. Colman, Daniel P. Cronin, Eileen A. Kamerick and Jane E. Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Riordan Roett

20	Western Asset Municipal Defined Opportunity Trust Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by Computershare Inc., as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Inc. as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not an NYSE trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the net asset value per share at the close of trading on the NYSE on the determination date.

(2) If the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds the net asset value per share of the Common Shares at the close of trading on the NYSE on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the net asset value per share at the close of trading on the NYSE on the determination date.

Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at Computershare Inc., 211 Quality Circle, Suite 210, College Station, TX 77845-4470 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed

Western Asset Municipal Defined Opportunity Trust Inc.	21

Dividend reinvestment plan (unaudited) (cont’d)

to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Shares on your behalf. You will be charged a service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-888-888-0151.

22	Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset

Municipal Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Ted P. Becker

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Steven Frank

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Transfer agent

Computershare Inc.*

211 Quality Circle, Suite 210

College Station, TX 77845-4470

*	Effective March 14, 2016, Computershare Inc. serves as the Fund’s transfer agent.

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

MTT

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

Computershare Inc.

211 Quality Circle, Suite 210

College Station, TX 77845-4470

WASX011870 7/16 SR16-2813

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8(b)	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective August 1, 2016, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Robert E. Amodeo and David T. Fare. These investment professionals, all of whom are employed by Western Asset Management Company work together with a broader investment management team.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016